Share-Based Compensation - Summary of Issued Share Based Awards (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 2.42	$ 3.25	$ 3.25
Vested, Weighted Average Fair Value on Grant Date			0
Unvested, Weighted Average Fair Value on Grant Date, closing balance	2.42	2.42	$ 3.25
Granted, Weighted Average Fair Value on Grant Date	$ 0	$ 1.18
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	500,000	300,000	300,000
Vested, Number of Units			0
Unvested, Number of Units, closing balance	500,000	500,000	300,000
Granted, Number of Units	0	200,000